Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CTIVP® – Victory Sycamore Established Value Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		9.90%	10.86%	10.48%
CTIVP® – Victory Sycamore Established Value Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		9.62%	10.59%	10.21%
CTIVP® – Victory Sycamore Established Value Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 3
Average Annual Return, Percent		9.77%	10.72%	10.35%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		13.07%	8.59%	8.10%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.